Restatement of Previously Filed Financial Statement	12 Months Ended
Feb. 24, 2012
Restatement of Previously Filed Financial Statement [Abstract]
Restatement Of Previously Filed Financial Statement [Text Block]
1.	Restatement of Previously Filed Financial Statement

This Annual Report to Shareholders includes a restatement of earnings per share for the fiscal year ended February 25, 2011 to correct errors relating to the calculation and presentation of the Company's earnings per share in accordance with accounting principles generally accepted in the United States of America; specifically, the Company incorrectly reflected the undistributed earnings per share for common and preferred shareholders as being additive, when in fact they should be equal (See Note 2 - Summary of Significant Accounting Policies, Earning per Share).